Significant Accounting Policies - Schedule of Available-for-Sale Securities Included in Long Term Investment Measured and Recorded at Fair Value on Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	May 31, 2014	May 31, 2013
Assets:
Total	$ 17,662	$ 1,000
Tarena [Member]
Assets:
Long term investments - available for sale securities	13,455
Alo7.com [Member]
Assets:
Long term investments - available for sale securities	4,207	1,000
Quoted Prices in Active Market for Identical Assets Level 1 [Member]
Assets:
Total	13,455
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Tarena [Member]
Assets:
Long term investments - available for sale securities	13,455
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Alo7.com [Member]
Assets:
Long term investments - available for sale securities
Significant Other Observable Inputs Level 2 [Member]
Assets:
Total	4,207	1,000
Significant Other Observable Inputs Level 2 [Member] | Tarena [Member]
Assets:
Long term investments - available for sale securities
Significant Other Observable Inputs Level 2 [Member] | Alo7.com [Member]
Assets:
Long term investments - available for sale securities	4,207	1,000
Significant Unobservable Inputs Level 3 [Member]
Assets:
Total
Significant Unobservable Inputs Level 3 [Member] | Tarena [Member]
Assets:
Long term investments - available for sale securities
Significant Unobservable Inputs Level 3 [Member] | Alo7.com [Member]
Assets:
Long term investments - available for sale securities